Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Line Items]
Ordinary shares reserved for issuance	5,208,032,000	2,282,424,000
Vested shares	1,210,661,000
Recorded expenses (in Dollars)	$ 136
Options granted	479,505
Weighted-average fair value of options (in Dollars per share)	$ 2,360	$ 3,760	$ 6,280
Total intrinsic value (in Dollars)	$ 2,255	$ 9,390	$ 5,904
Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted		300,750,000	239,610,000
Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted	479,505,000
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Recognized over a weighted-average period	2 years 4 months 2 days
Unrecognized compensation cost related to unvested RSUs (in Dollars)	$ 22,295
RSU's granted	6,476,594
Restricted Stock Units (RSUs) [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
RSU's granted	871,061,000	548,849,000	515,103,000
Stock Incentive Plans [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares	35,874,244,000	30,666,212,000
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options not yet vested	387,453,000
Unrecognized compensation costs (in Dollars)	$ 801
Recognized over a weighted-average period	1 year 3 months 21 days
Vesting Date [Member]
Stock-Based Compensation [Line Items]
Vesting percentage	25.00%
Vesting Date [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Vesting percentage	25.00%
Minimum [Member]
Stock-Based Compensation [Line Items]
Stock options term	7 years
Maximum [Member]
Stock-Based Compensation [Line Items]
Stock options term	10 years